Document and Entity Information	Jun. 11, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001843714
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	ZAPATA COMPUTING HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41218
Entity Tax Identification Number	98-1578373
Entity Address, Address Line One	100 Federal Street
Entity Address, Address Line Two	Floor 20
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(844)
Local Phone Number	492-7282
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ZPTA
Security Exchange Name	NASDAQ
Public Warrants Each Whole Warrant Exercisable For One Share Of Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Public warrants, each whole warrant exercisable for one share of Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	ZPTAW
Security Exchange Name	NASDAQ